Deferred and current taxation	12 Months Ended
Mar. 31, 2023
Deferred and current taxation
Deferred and current taxation

12.         Deferred and current taxation

The components of the deferred and current taxation in the balance sheet are as follows:

	At March 31,
	2023	2022	2021
	€M	€M	€M
Current tax assets
Corporation tax assets	—	—	—
Total current tax assets	—	—	—

Current tax liabilities
Corporation tax liabilities	66.3	47.7	48.1
Total current tax liabilities	66.3	47.7	48.1

Deferred tax assets
Tax losses and temporary differences on plant, equipment and derivatives	(6.6)	(42.3)	(14.0)
Total deferred tax assets	(6.6)	(42.3)	(14.0)

Deferred tax liabilities
Temporary differences on property, plant and equipment and derivatives	159.3	266.5	272.4
Total deferred tax liabilities	159.3	266.5	272.4

Total tax liabilities (net)	219.0	271.9	306.5

	At March 31,
	2023	2022	2021
	€M	€M	€M
Reconciliation of current tax
Liability/(asset) at beginning of year	47.7	48.1	(44.5)
Corporation tax charge/(credit) in year	22.7	(9.9)	5.5
Tax (paid)/received	(4.1)	9.5	87.1
Liability at end of year	66.3	47.7	48.1

	At March 31,
	2023	2022	2021
	€M	€M	€M
Reconciliation of deferred tax
Net liability at beginning of year	224.2	258.4	299.9
Temporary differences on derivatives hedging instruments	(177.5)	145.0	57.6
Tax losses and temporary differences on property, plant and equipment and other non-derivative items	106.0	(179.2)	(99.1)
Net liability at end of year	152.7	224.2	258.4

The components of the tax expense in the income statement were as follows:

	Year ended
	March 31,
	2023	2022	2021
	€M	€M	€M
Corporation tax charge/(credit)	22.7	(9.8)	5.5
Deferred tax charge/(credit) relating to temporary differences on property, plant and equipment, net operating losses and other non-derivative items	106.0	(179.2)	(99.1)
	128.7	(189.0)	(93.6)

The following table reconciles the statutory rate of Irish corporation tax to the Company’s effective corporation tax rate:

	Year ended
	March 31,
	2023	2022		2021
	%	%		%
Statutory rate of Irish corporation tax on profit/(loss)	12.5	(12.5)		(12.5)
Non-Irish profits and losses subject to other tax rates	(4.3)	(21.3)		(0.7)
Valuation adjustments on deferred tax assets	0.3	(11.1)	*	4.8
Other movements	0.4	1.0		—
Total effective rate of taxation on profit/(loss)	8.9	(43.9)		(8.4)

* In the wake of the Covid-19 pandemic and in light of improved trading conditions, the Company determined that it is probable that sufficient near-term taxable profits will be available against which deductible temporary differences related to property, plant and equipment held by subsidiary companies can be utilized. On foot of this determination, the Group has recognized a deferred tax asset in respect of these deductible temporary differences.

From April 1, 2024, the overall effective tax rate of the Company is expected to increase on the enactment of the EU Commission’s directive relating to the OECD’s proposals for a global minimum tax rate of 15%. Any increase in corporation tax rates or changes in the basis of calculation resulting from Pillar Two would result in the Company paying higher corporation taxes in the future. From April 2024, the corporation tax rate in the U.K. will increase from 19% to 25%.

The deferred tax movement per each type of temporary difference is detailed below:

	Year ended
	March 31,
	2023	2022	2021
	€M	€M	€M
Property, plant and equipment	52.2	(149.7)	(21.9)
IFRS 15 transition adjustment	7.1	7.1	7.1
Right of use assets & lease liabilities	—	—	0.6
Net operating losses	46.7	(40.5)	(85.0)
Other	—	3.9	0.1
Deferred tax credit/(charge)	106.0	(179.2)	(99.1)

Deferred tax applicable to items charged or credited to other comprehensive income were as follows:

	At March 31,
	2023	2022	2021
	€M	€M	€M
Effective portion of changes in fair value of cash-flow hedges	66.6	117.7	124.5
Net change in fair value of cash-flow hedges transferred to property, plant and equipment	(16.4)	2.7	0.2
Net hedge ineffectiveness and discontinuation transferred to profit or loss	—	—	(24.4)
Net other changes in fair value of cash-flow hedges transferred to profit or loss	(227.7)	24.1	(42.7)
Total tax (credit)/charge in other comprehensive income	(177.5)	144.5	57.6

The principal components of net deferred tax at each year-end were:

	At March 31,
	2023	2022	2021
	€M	€M	€M
Arising on designated hedging instruments	(27.6)	149.8	4.8
Property, plant and equipment	313.8	261.7	411.3
Net operating losses	(133.5)	(180.2)	(139.6)
IFRS 15 transition adjustment	—	(7.1)	(14.2)
Other	—	—	(3.9)
Total	152.7	224.2	258.4

Deferred tax assets are recognised on the basis that it is probable that sufficient future near-term profits will be available against which deductible temporary differences and losses carried forward may be utilised.

The Group continues not to recognise a deferred tax asset in respect of €249m of historic trading losses accrued in LaudaMotion GmBH.

No deferred tax has been provided for unremitted earnings of overseas subsidiaries. No temporary differences arise on the carrying value of the tax base of subsidiary companies as the Group’s trading subsidiaries are resident in countries with which Ireland has concluded double taxation agreements.